Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 18,413,179	$ 12,248,499
Cost of revenues	(22,188,832)	(10,700,185)
Gross Profit	(3,775,653)	1,548,314
Operating expenses:
Selling and marketing	(10,097)	(15,429)
General and administrative	(669,909)	(885,228)
Share-based compensation		(15,776,500)
Total operating expenses	(680,006)	(16,677,157)
Loss from operations	(4,455,659)	(15,128,843)
Other income/ (loss):
Other income	(2,584)	10,089
Interest income, net	78	1,278
Total other (loss) income, net	(2,506)	11,367
Loss before taxes	(4,458,165)	(15,117,476)
Income tax benefit (expense)	700,850	(142,362)
Net loss	(3,757,315)	(15,259,838)
Other Comprehensive Loss
Foreign currency translation adjustment	(21,368)	(20,937)
Total Comprehensive Loss	$ (3,778,683)	$ (15,280,775)
Net Loss per share attributable to ordinary shareholders basic	$ (2.19)	$ (10.7)
Net Loss per share attributable to ordinary shareholders diluted	$ (2.19)	$ (10.7)
Weighted average number of ordinary shares used in computing net loss per share basic	1,719,255	1,426,712
Weighted average number of ordinary shares used in computing net loss per share diluted	1,719,255	1,426,712